Other long-term liabilities	12 Months Ended
Dec. 31, 2011
Other long-term liabilities
Other long-term liabilities

8. Other long-term liabilities

        Other long-term liabilities consist of the following:

	2011	2010
Asset retirement obligations	$52,336	$—
Net pension liability	2,243	—
Deferred revenue	1,623	—
Other	1,657	2,376

	$57,859	$2,376

        We assumed asset retirement obligations in our acquisition of the Partnership. We recorded these retirement obligations as it is legally required to remove these facilities at the end of their useful lives and restore the sites to their original condition. The following table represents the fair value of ARO obligations at the date of acquisition along with the additions, reductions and accretion related to our ARO obligations for the year ended December 31, 2011:

2011
Asset retirement obligations beginning of year	$—
Asset retirement obligations assumed in acquisition	52,230
Accretion of asset retirement obligations	223
Foreign currency translation adjustments	(117)

Asset retirement obligations, end of year	$52,336